Personnel - Additional Information (Detail) - Employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of number and average number of employees [line items]
Number of employees	33,200	32,100	31,000
Average number of employees	32,800	31,800	31,200
United Kingdom [member]
Disclosure of number and average number of employees [line items]
Number of employees	5,400	5,200	5,000
Average number of employees	5,300	5,100	5,000